Acquisition and sale of businesses and purchase of non-controlling interests - Sales of business (Details) £ in Millions, R in Millions, $ in Millions			12 Months Ended
	Apr. 01, 2020 GBP (£)	Apr. 01, 2020 ZAR (R)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 USD ($)
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items			£ 14		£ (23)	£ 144
USL businesses
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items			3		£ 0	(2)
United National Breweries | Disposal group, disposed of by sale, not discontinued operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Aggregate consideration received			10	R 209
Aggregate consideration	£ 27	R 600
Contingent consideration	£ 17	R 378
USL businesses | Disposal group, disposed of by sale, not discontinued operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Aggregate consideration received			3
Non-operating items			£ 3
Portfolio of 19 brands | Disposal group, disposed of by sale, not discontinued operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Aggregate consideration received						£ 435	$ 550